Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 530,000.00
Previously Paid Amount	0.00
Total Fee Amount	46.11
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 46.11
Narrative - Max Aggregate Offering Price	$ 530,000.00
Final Prospectus	true